Finance Costs - Net - Disclosure of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Costs Net [Abstract]
Debt accretion and interest	$ 10,555	$ 3,697
Environmental rehabilitation accretion	1,961	1,934
Restricted deposit loss/(gain)	2,506	(1,322)
Interest income	(98)	(10)
Joint Arrangement transaction costs	4,273	0
Other finance costs	40	40
Finance costs - net	$ 19,237	$ 4,339